segment information	12 Months Ended
Dec. 31, 2021
segment information
segment information
5	segment information

General

Operating segments are components of an entity that engage in business activities from which they earn revenues and incur expenses (including revenues and expenses related to transactions with the other component(s)), the operations of which can be clearly distinguished and for which the operating results are regularly reviewed by a chief operating decision-maker to make resource allocation decisions and to assess performance.

Effective January 1, 2020, we embarked upon the modification of our internal and external reporting processes, systems and internal controls to accommodate the technology convergence-driven cessation of the historical distinction between our wireless and wireline operations at the level of regularly reported discrete performance measures that are provided to our chief operating decision-maker. Prior to the World Health Organization characterizing COVID-19 as a pandemic, we had anticipated transitioning to a new segment reporting structure during 2020; commencing with the three-month period ended March 31, 2021, we have now transitioned to our new segment reporting structure and have recast comparative amounts on a comparable basis.

The TELUS technology solutions segment includes: network revenues and equipment sales arising from mobile technologies; data revenues (which include internet protocol; television; hosting, managed information technology and cloud-based services; software, data management and data analytics-driven smart-food chain technologies; and home and business security); certain healthcare software and technology solutions; voice and other telecommunications services revenues; and equipment sales.

The digitally-led customer experiences – TELUS International segment (DLCX), which has the U.S. dollar as its primary functional currency, is comprised of digital customer experience and digital-enablement transformation solutions, including artificial intelligence and content management solutions, provided by our TELUS International (Cda) Inc. subsidiary.

Intersegment sales are recorded at the exchange value, which is the amount agreed to by the parties.

The segment information regularly reported to our Chief Executive Officer (our chief operating decision-maker), and the reconciliations thereof to our products and services view of revenues, other revenues and income before income taxes, are set out in the following table.

							Digitally-led customer
	TELUS technology solutions						experiences - TELUS
	Mobile		Fixed		Segment total		International [1]		Eliminations		Total
Years ended December 31 (millions)	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Operating revenues
External revenues
Service	$6,297	$6,096	$5,928	$5,444	$12,225	$11,540	$2,310	$1,737	$—	$—	$14,535	$13,277
Equipment	2,042	1,809	261	255	2,303	2,064	—	—	—	—	2,303	2,064
Revenues arising from contracts with customers	$8,339	$7,905	$6,189	$5,699	14,528	13,604	2,310	1,737	—	—	16,838	15,341
Other income (Note 7)					420	19	—	103	—	—	420	122
					14,948	13,623	2,310	1,840	—	—	17,258	15,463
Intersegment revenues					18	13	444	416	(462)	(429)	—	—
					$14,966	$13,636	$2,754	$2,256	$(462)	$(429)	$17,258	$15,463

EBITDA [2]	$5,735	$4,976	$555	$518	$—	$—	$6,290	$5,494
Restructuring and other costs included in EBITDA (Note 16)	148	182	38	77	—	—	186	259
Equity losses related to real estate joint venture	3	19	—	—	—	—	3	19
Gain on disposition of financial solutions business (Note 7)	(410)	—	—	—	—	—	(410)	—
Retirement of provision arising from business acquisition-related written put options within DLCX	—	—	—	(71)	—	—	—	(71)
Adjusted EBITDA [2]	$5,476	$5,177	$593	$524	$—	$—	$6,069	$5,701
CAPEX, excluding spectrum licences [3]	$3,372	$2,675	$126	$100	$—	$—	$3,498	$2,775

Operating revenues – external and other income (above)	$17,258	$15,463
Goods and services purchased	6,699	6,268
Employee benefits expense	4,269	3,701
EBITDA (above)	6,290	5,494
Depreciation	2,126	2,107
Amortization	1,090	905
Operating income	3,074	2,482
Financing costs	796	771
Income before income taxes	$2,278	$1,711

1	The digitally-led customer experiences – TELUS International segment is comprised of our consolidated TELUS International (Cda) Inc. subsidiary and a line of business retrospectively reorganized into, and accounted for using predecessor accounting prospectively applied by, TELUS International (Cda) Inc. (see Note 28(c)). All of our other international operations are included in the TELUS technology solutions segment.
2	Earnings before interest, income taxes, depreciation and amortization (EBITDA), both unadjusted and adjusted, are not standardized financial measures under IFRS-IASB and may not be comparable to similar measures disclosed by other issuers (including those disclosed by TELUS International (Cda) Inc.); we define EBITDA as operating revenues and other income less goods and services purchased and employee benefits expense. We calculate adjusted EBITDA to exclude items that do not reflect our ongoing operations and, in our opinion, should not be considered in a long-term valuation metric or included in an assessment of our ability to service or incur debt. We report EBITDA and adjusted EBITDA because they are key measures that management uses to evaluate the performance of our business, and EBITDA is also utilized in measuring compliance with certain debt covenants.
3	Total capital expenditures (CAPEX); see Note 31(a) for a reconciliation of capital expenditures, excluding spectrum licences, to cash payments for capital assets, excluding spectrum licences, reported in the Consolidated statements of cash flows.

Geographical information

We attribute revenues from external customers to individual countries on the basis of the location where the goods and/or services are provided; for the year ended December 31, 2021, we attributed approximately $2.6 billion (2020 – $1.9 billion) of our revenues to countries other than Canada (our country of domicile). We do not have significant amounts of property, plant and equipment located outside of Canada. As at December 31, 2021, on a historical cost basis, we had approximately $2.2 billion (2020 – $2.2 billion) and approximately $2.2 billion (2020 – $2.2 billion) of intangible assets and goodwill, respectively, located outside of Canada.